Consolidated Statements of Changes in Shareholders' (Deficit) Equity In Millions	Total USD ($)	Total AUD	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)
Beginning balance at Mar. 31, 2011	$ (454.5)		$ 222.5	$ 52.5	$ (784.7)		$ 55.2
Net income	604.3				604.3
Other comprehensive loss	(5.8)						(5.8)
Stock-based compensation	7.8		2.0	5.8
Equity awards exercised	11.0		1.3	9.7
Dividends declared	(17.4)				(17.4)
Treasury stock purchased	(19.0)					(19.0)
Treasury stock retired			(1.8)	(0.4)	(16.8)	19.0
Ending balance at Mar. 31, 2012	126.4		224.0	67.6	(214.6)		49.4
Net income	45.5				45.5
Other comprehensive loss	(2.0)						(2.0)
Stock-based compensation	7.0		0.6	6.4
Tax benefit from stock options exercised	3.5			3.5
Equity awards exercised	26.3		2.7	23.6
Dividends declared	(188.5)				(188.5)
Ending balance at Mar. 31, 2013	18.2		227.3	101.1	(357.6)		47.4
Net income	99.5				99.5
Other comprehensive loss	(14.3)						(14.3)
Stock-based compensation	8.5		1.0	7.5
Tax benefit from stock options exercised	5.6			5.6
Equity awards exercised	29.3		3.3	26.0
Dividends declared	(323.7)				(323.7)
Treasury stock purchased	(22.1)	(24.5)				(22.1)
Treasury stock retired			(1.0)	(0.5)	(20.6)	22.1
Ending balance at Mar. 31, 2014	$ (199.0)		$ 230.6	$ 139.7	$ (602.4)		$ 33.1